Unaudited Condensed Consolidated Interim Statements of Cash Flows - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities
Profit	€ 49.3	€ 47.4
Adjustments for:
Exceptional items	10.8	20.6
Non-cash fair value purchase price adjustment of inventory	2.3	0.0
Share based payment expense and related employer payroll tax expense	0.5	3.0
Depreciation and amortization	16.8	17.8
Loss on disposal of property, plant and equipment	0.1	0.0
Finance costs	40.3	12.0
Taxation	14.4	17.4
Operating cash flow before changes in working capital, provisions and net of acquisitions	134.5	118.2
Decrease in inventories	42.1	51.8
Increase in trade and other receivables	(9.3)	(64.3)
(Decrease)/increase in trade and other payables	(20.0)	12.4
Increase in employee benefits and other provisions	0.8	1.1
Cash generated from operations before tax and exceptional items	148.1	119.2
Cash flows relating to exceptional items	(9.7)	(4.7)
Tax paid	(20.5)	(18.8)
Net cash generated from operating activities	117.9	95.7
Cash flows from investing activities
Purchase of subsidiaries, net of cash acquired	0.0	(1.0)
Purchase of property, plant and equipment and intangibles	(19.5)	(9.6)
Redemption of investments	7.8	0.0
Cash used in investing activities	(11.7)	(10.6)
Cash flows from financing activities
Repurchase of ordinary shares	(10.5)	(71.1)
Repayments of loan principal	0.0	(3.0)
Income taxes paid (refund), classified as financing activities	16.4
Payments related to shares withheld for taxes		0.0
Payment of lease liabilities	(4.9)	(6.2)
Interest paid	(8.9)	(9.5)
Interest received	0.0	0.2
Other financing cash flows	0.5	(5.7)
Net cash provided by financing activities	(40.2)	(95.3)
Net increase in cash and cash equivalents	66.0	(10.2)
Cash and cash equivalents at beginning of period	453.0
Cash and cash equivalents at beginning of period	393.2	824.8
Effect of exchange rate fluctuations	4.5	(12.0)
Cash and cash equivalents at end of period	€ 453.6	€ 802.6